Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.97400%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,645,776.13

Principal:
Principal Collections	$24,604,498.15
Prepayments in Full	$12,405,866.11
Liquidation Proceeds	$1,148.12
Recoveries	$10,319.02
Sub Total	$37,021,831.40
Collections	$39,667,607.53

Purchase Amounts:
Purchase Amounts Related to Principal	$194,858.25
Purchase Amounts Related to Interest	$261.13
Sub Total	$195,119.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,862,726.91

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,862,726.91
Servicing Fee	$965,207.35	$965,207.35	$0.00	$0.00	$38,897,519.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,897,519.56
Interest - Class A-2a Notes	$541,996.58	$541,996.58	$0.00	$0.00	$38,355,522.98
Interest - Class A-2b Notes	$39,460.90	$39,460.90	$0.00	$0.00	$38,316,062.08
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$37,177,767.91
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$36,798,314.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,798,314.16
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$36,675,148.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,675,148.49
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$36,586,802.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,586,802.66
Regular Principal Payment	$32,867,955.55	$32,867,955.55	$0.00	$0.00	$3,718,847.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,718,847.11
Residual Released to Depositor	$0.00	$3,718,847.11	$0.00	$0.00	$0.00
Total		$39,862,726.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,867,955.55
Total					$32,867,955.55
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,212,961.65	$56.55	$541,996.58	$1.13	$27,754,958.23	$57.68
Class A-2b Notes	$5,654,993.90	$56.55	$39,460.90	$0.39	$5,694,454.80	$56.94
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$32,867,955.55	$20.14	$2,310,716.90	$1.42	$35,178,672.45	$21.56

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$233,955,358.29	0.4861713	$206,742,396.64	0.4296214
Class A-2b Notes	$48,617,131.10	0.4861713	$42,962,137.20	0.4296214
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,015,252,489.39	0.6222244	$982,384,533.84	0.6020804

Pool Information
Weighted Average APR	3.148%	3.143%
Weighted Average Remaining Term	47.01	46.25
Number of Receivables Outstanding	47,488	46,732
Pool Balance	$1,158,248,823.19	$1,120,924,719.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,061,180,190.65	$1,027,752,373.54
Pool Factor	0.6482619	0.6273719

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$93,172,345.98
Targeted Overcollateralization Amount	$138,540,185.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$138,540,185.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$117,733.04
(Recoveries)		25	$10,319.02
Net Loss for Current Collection Period			$107,414.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1113%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6318%
Second Prior Collection Period			0.6770%
Prior Collection Period			0.6630%
Current Collection Period			0.1131%
Four Month Average (Current and Prior Three Collection Periods)			0.5212%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1317	$6,633,858.31
(Cumulative Recoveries)			$352,444.69
Cumulative Net Loss for All Collection Periods			$6,281,413.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3516%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,037.10
Average Net Loss for Receivables that have experienced a Realized Loss			$4,769.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.53%	238	$5,990,928.83
61-90 Days Delinquent	0.14%	50	$1,613,913.19
91-120 Days Delinquent	0.04%	16	$464,418.94
Over 120 Days Delinquent	0.05%	16	$562,917.35
Total Delinquent Receivables	0.77%	320	$8,632,178.31

Repossession Inventory:
Repossessed in the Current Collection Period		11	$355,914.40
Total Repossessed Inventory		56	$1,825,594.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1201%
Prior Collection Period			0.1390%
Current Collection Period			0.1755%
Three Month Average			0.1448%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2356%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer